Business Acquisitions - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 17, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Total cash purchase price				$ 11,076
Cash acquired				1,699
Goodwill			$ 37,552	37,996	$ 37,691	$ 4,586
Non-controlling interests			862	484	797
Share price | $ / shares	$ 9
CDE | Maxinase Life Sciences Limited
Business Acquisition [Line Items]
Ownership interest	100.00%
CDE | HKMJ
Business Acquisition [Line Items]
Ownership interest	95.00%
Chongqing MJ Medical Sciences Co Ltd. | Chongqing MJ Medical Devices Co Ltd.
Business Acquisition [Line Items]
Ownership interest	66.60%
Polymed
Business Acquisition [Line Items]
Percentage of shares acquired		100.00%
Total cash purchase price		$ 11,000
Cash paid to acquire business		9,285
Debt paid on behalf of acquired business		2,234
Cash acquired		400
Issued promissory notes		$ 3,275
Shares of common stock | shares		1,538,464
Share price | $ / shares		$ 7.50
Goodwill		$ 22,204	21,592	22,031	$ 21,814
Revenue from acquired business			18,800	11,500
Net income (loss) from business acquired			100	(1,300)
Purchase price		30,820
Acquisition related costs				200
Polymed | Maximum
Business Acquisition [Line Items]
Contingent consideration		$ 5,000
CDE
Business Acquisition [Line Items]
Percentage of shares acquired	100.00%
Cash acquired	$ 1,700
Shares of common stock | shares	1,651,264
Share price | $ / shares	$ 9
Goodwill	$ 11,379
Revenue from acquired business			700	500
Net income (loss) from business acquired			(1,800)	(400)
Non-controlling interests			$ 900	500
Purchase price	$ 14,861
Common share issued for each share of CDE in stock-for-stock exchange	0.023
Acquisition related costs				$ 600